Securities issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Securities Issued [Line Items]
Securities issued	R$ 9,890,219	R$ 8,095,042
Financial assets	23,899,551	16,868,112
Not later than three months [member]
Securities Issued [Line Items]
Financial assets	1,268,172	412,674
Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	4,110,907	290,149
Later than three months and not later than one year [member] | Debentures
Securities Issued [Line Items]
Financial assets	5,167	22,176
Later than one year and not later than three years [member]
Securities Issued [Line Items]
Financial assets	3,946,905	1,118,545
Later than three years and not later than five years [member]
Securities Issued [Line Items]
Financial assets	8,746,565	4,624,086
Later than five years [member]
Securities Issued [Line Items]
Financial assets	5,827,002	10,422,658
Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	20,912,538	14,232,021
Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	10,637,587	9,212,930
Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities Issued [Line Items]
Financial assets	33,880	330,705
Fair value through other comprehensive income - FVOCI [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	49,853	104,270
Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	3,731,416	3,931,671
Fair value through other comprehensive income - FVOCI [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	1,814,818	415,471
Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	593,027	214,157
Fair value through other comprehensive income - FVOCI [Member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	158,714
Fair value through other comprehensive income - FVOCI [Member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	3,830,102
Fair value through other comprehensive income - FVOCI [Member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	63,141	22,817
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member]
Securities Issued [Line Items]
Financial assets	906,003	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Debentures
Securities Issued [Line Items]
Financial assets	1,104
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	11,320
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	451,864
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	431,417
Fair value through other comprehensive income - FVOCI [Member] | Not later than three months [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	10,298
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	3,694,441	22,176
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	168,034
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	122,555
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	3,398,685
Fair value through other comprehensive income - FVOCI [Member] | Later than three months and not later than one year [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member]
Securities Issued [Line Items]
Financial assets	2,912,511	478,209
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	1,031,372	135,277
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Debentures
Securities Issued [Line Items]
Financial assets	135	19,968
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	0	0
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	1,005,067	177,973
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	744,217	0
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	100,993	144,991
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	7,251
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than one year and not later than three years [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	23,476	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member]
Securities Issued [Line Items]
Financial assets	8,559,626	4,389,513
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	7,612,413	2,478,757
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	14,777	114,986
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	6,075	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	404,732	1,288,316
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	343,973	415,471
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	117,240	69,166
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	31,049
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than three years and not later than five years [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	29,367	22,817
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member]
Securities Issued [Line Items]
Financial assets	4,839,957	9,342,123
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	1,993,802	6,598,896
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	12,697	173,575
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	32,458	104,270
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	2,153,583	2,465,382
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	274,764	0
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	252,239	0
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	120,414
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through other comprehensive income - FVOCI [Member] | Later than five years [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	1,613,179	1,157,491
Amortized cost [Member] | Debentures
Securities Issued [Line Items]
Financial assets		32,780
Amortized cost [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	671,839	665,413
Amortized cost [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	517,650
Amortized cost [Member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	423,690	459,298
Amortized cost [Member] | Not later than three months [member]
Securities Issued [Line Items]
Financial assets	0	44,649
Amortized cost [Member] | Not later than three months [member] | Debentures
Securities Issued [Line Items]
Financial assets		0
Amortized cost [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Not later than three months [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0
Amortized cost [Member] | Not later than three months [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	0	44,649
Amortized cost [Member] | Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	159,232	212,869
Amortized cost [Member] | Later than three months and not later than one year [member] | Debentures
Securities Issued [Line Items]
Financial assets		19,995
Amortized cost [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than three months and not later than one year [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0
Amortized cost [Member] | Later than three months and not later than one year [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	159,232	192,874
Amortized cost [Member] | Later than one year and not later than three years [member]
Securities Issued [Line Items]
Financial assets	719,935	218,201
Amortized cost [Member] | Later than one year and not later than three years [member] | Debentures
Securities Issued [Line Items]
Financial assets		12,785
Amortized cost [Member] | Later than one year and not later than three years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than one year and not later than three years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	469,309
Amortized cost [Member] | Later than one year and not later than three years [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	250,626	205,416
Amortized cost [Member] | Later than three years and not later than five years [member]
Securities Issued [Line Items]
Financial assets	62,173	16,359
Amortized cost [Member] | Later than three years and not later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0	0
Amortized cost [Member] | Later than three years and not later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	48,341
Amortized cost [Member] | Later than three years and not later than five years [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	13,832	16,359
Amortized cost [Member] | Later than five years [member]
Securities Issued [Line Items]
Financial assets	671,839	665,413
Amortized cost [Member] | Later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets		0
Amortized cost [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	671,839	665,413
Amortized cost [Member] | Later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0
Amortized cost [Member] | Later than five years [member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,373,834	1,478,600
Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	451,424	420,336
Fair value through profit or loss - FVTPL [Member] | Debentures
Securities Issued [Line Items]
Financial assets	125,192	281,566
Fair value through profit or loss - FVTPL [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	227,337	182,319
Fair value through profit or loss - FVTPL [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	12,973
Fair value through profit or loss - FVTPL [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets		73,808
Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	25,069	2,659
Fair value through profit or loss - FVTPL [Member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	293,216	358,332
Fair value through profit or loss - FVTPL [Member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	101,043	55,597
Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	36,709	10,684
Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	1,516	1,352
Fair value through profit or loss - FVTPL [Member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	83,368	64,371
Fair value through profit or loss - FVTPL [Member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	15,987
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member]
Securities Issued [Line Items]
Financial assets	362,169	368,025
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	21,622	4,065
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Debentures
Securities Issued [Line Items]
Financial assets	27,854	3
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	154	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets		939
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	288,707	358,332
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	23,002	4,117
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	642	450
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	156	119
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	32
Fair value through profit or loss - FVTPL [Member] | Not later than three months [member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member]
Securities Issued [Line Items]
Financial assets	257,234	55,104
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	219,135	671
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Debentures
Securities Issued [Line Items]
Financial assets	168	5,974
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	35	966
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets		26,049
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	2,659
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	7,759	14,734
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	28,808	3,932
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	1,268	102
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	61	17
Fair value through profit or loss - FVTPL [Member] | Later than three months and not later than one year [member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member]
Securities Issued [Line Items]
Financial assets	314,459	422,135
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	194,586	320,737
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Debentures
Securities Issued [Line Items]
Financial assets	9,176	25,383
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	10,906	2,138
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	135
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets		21,305
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	4,509	0
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	68,489	24,215
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	7,192	4,368
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	92	791
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	19,374	3,256
Fair value through profit or loss - FVTPL [Member] | Later than one year and not later than three years [member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member]
Securities Issued [Line Items]
Financial assets	124,766	218,214
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	10,977	86,496
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	11,604	18,422
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	36,137	62,714
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets		16,935
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	25,069	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	412	4,863
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	34	1,445
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	0	340
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	40,533	26,999
Fair value through profit or loss - FVTPL [Member] | Later than three years and not later than five years [member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member]
Securities Issued [Line Items]
Financial assets	315,206	415,122
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	5,104	8,367
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Debentures
Securities Issued [Line Items]
Financial assets	76,390	231,784
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	180,105	116,501
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	12,838
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets		8,580
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	0	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	1,381	7,668
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	33	489
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	0
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	23,368	34,099
Fair value through profit or loss - FVTPL [Member] | Later than five years [member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	15,987
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	20,912,538	14,232,021
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	10,637,587	9,212,930
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities Issued [Line Items]
Financial assets	33,880	330,705
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	49,853	104,270
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	3,731,416	3,931,671
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	1,814,818	415,471
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	593,027	214,157
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	158,714	0
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Securities issued abroad [Member]
Securities Issued [Line Items]
Financial assets	3,830,102	0
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Financial assets	63,141	22,817
Financial assets at amortised cost, category [member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	1,613,179	1,157,491
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	517,650	0
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Debentures
Securities Issued [Line Items]
Financial assets	0	32,780
Financial assets at amortised cost, category [member] | Amortized cost [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	671,839	665,413
Financial assets at amortised cost, category [member] | Amortized cost [Member] | Rural Product Bill
Securities Issued [Line Items]
Financial assets	423,690	459,298
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,373,834	1,478,600
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT) [Member]
Securities Issued [Line Items]
Financial assets	451,424	420,336
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Debentures
Securities Issued [Line Items]
Financial assets	125,192	281,566
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Certificates of real estate receivables
Securities Issued [Line Items]
Financial assets	227,337	182,319
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | National Treasury Bonds (NTN)
Securities Issued [Line Items]
Financial assets	12,973	27,576
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | National Financial Treasury Bills (LTN) [Member]
Securities Issued [Line Items]
Financial assets	0	73,808
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Financial assets	25,069	2,659
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Investment funds [member]
Securities Issued [Line Items]
Financial assets	293,216	358,332
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Certificate of Agribusiness Receivables
Securities Issued [Line Items]
Financial assets	83,368	64,371
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Bank Deposits Certificates
Securities Issued [Line Items]
Financial assets	101,043	55,597
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Financial assets	36,709	10,684
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI) [Member]
Securities Issued [Line Items]
Financial assets	1,516	1,352
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member] | Federal Public Title [Member]
Securities Issued [Line Items]
Financial assets	15,987	0
Financial Bills [Member]
Securities Issued [Line Items]
Securities issued	185,017	147,876
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	9,182,632	7,898,500
Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Securities issued	R$ 184,618	R$ 48,666